Statement of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Charter revenues	$ 17,455	$ 9,709	$ 10,403
Total operating revenues	17,455	9,709	10,403
Operating expenses
Voyage expenses	12,413	80	0
Ship operating expenses	3,156	284	0
Administrative expenses	63	58	57
Depreciation	2,831	2,831	3,011
Total operating expenses	18,463	3,253	3,068
Net operating (loss) income	(1,008)	6,456	7,335
Other income (expenses)
Interest income	312	1,476	1,242
Interest expense	(4,066)	(4,348)	(4,609)
Gain on termination of funding agreement	4,277	0	0
Other financial items	(99)	(380)	0
Amortization of deferred charges	(39)	(39)	(39)
Net other income (expenses)	385	(3,291)	(3,406)
Net (loss) income	(623)	3,165	3,929
Retained earnings at the start of year	19,731	16,566	12,637
Retained earnings at the end of year	$ 19,108	$ 19,731	$ 16,566